William Blair Large Cap Value Fund
SUMMARY WILLIAM BLAIR LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE:
The William Blair Large Cap Value Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees William Blair Large Cap Value Fund	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses William Blair Large Cap Value Fund		Class N	Class I
Management Fee		0.80%	0.80%
Distribution (Rule 12b-1) Fee		0.25%	none
Other Expenses		3.20%	3.26%
Total Annual Fund Operating Expenses		4.25%	4.06%
Fee Waiver and/or Expense Reimbursement	[1]	3.05%	3.11%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%	0.95%
[1]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business to 1.20% and 0.95% of average daily net assets for Class N and Class I shares, respectively, until October 31, 2014. The Advisor may not terminate this arrangement prior to October 31, 2014 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's commencement of operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Example:
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example William Blair Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N	122	1,011	1,914	4,229
Class I	97	950	1,819	4,064

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES:
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalized (“large cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic companies that the Advisor believes offer a long-term investment value. These are typically companies that have been financially sound historically, but are temporarily out of favor. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to large cap companies, but that may have market capitalizations below the market capitalization of the smallest member of the Russell 1000® Value Index.

The Russell 1000® Value Index is a widely recognized, unmanaged index that measures the performance of the large cap value segment of the U.S. equity universe that includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The companies in the Russell 1000® Value Index are considered representative of large cap value companies. The size of companies in the Russell 1000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Value Index can change the market capitalization range of the companies in the index. As of July 1, 2013, the Russell 1000® Value Index included securities issued by companies that ranged in size between $785 million and $402 billion.

The Advisor employs a value-investing approach focusing primarily on established companies that offer capital growth and future dividend payments and whose stock prices appear to be undervalued relative to the general market. In choosing investments, the Advisor performs fundamental company analysis and focuses on stock selection. The Advisor begins by screening for stocks whose price-to-earnings ratios are below the average for the Russell 1000® Index. The Advisor then compares a company’s stock price to its book value, cash flow and free cash flow yield. The Advisor also analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The Advisor assembles the Fund’s portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries. The Advisor may favor securities from different sectors and industries at different times while maintaining diversification in terms of industries and companies represented.

The Advisor will normally sell a security when the Advisor believes the growth potential or income potential of the security has changed, other investments offer better opportunities or when the Advisor deems the risk/reward potential of the investment to be no longer optimal.
PRINCIPAL RISKS OF INVESTING:
The Fund’s returns will vary, and you could lose money by investing in the Fund. Because the Fund invests most of its assets in equity securities of large cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Different investment styles (e.g., value vs. growth, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Advisor for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. Because the Fund is new, investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets. Separate accounts managed by the Advisor may invest in the Fund, and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.
FUND PERFORMANCE HISTORY:
The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.
Annual Total Returns.
The bar chart below provides an illustration of the Fund’s performance in the calendar year since the Fund started for Class N shares.

Highest Quarterly Return 14.67% (1Q12)	Lowest Quarterly Return (4.82)% (2Q12)
The year to date return through September 30, 2013 is 19.76%
Average Annual Total Returns (For the periods ended December 31, 2012).
The table shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I shares. After-tax returns for Class I shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns William Blair Large Cap Value Fund	1 Year	Life of the Fund	Inception Date
Class N Shares	16.92%	13.87%	Oct. 24, 2011
Class N Shares Return After Taxes on Distributions	16.78%	13.71%	Oct. 24, 2011
Class N Shares Return After Taxes on Distributions and Sale of Fund Shares	11.19%	11.80%	Oct. 24, 2011
Class I Shares	17.28%	14.17%	Oct. 24, 2011
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.51%	16.13%	Oct. 24, 2011